Summary of Concentration of Credit Risk (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 853,129	$ 742,672
Loans and customers' liability under acceptances [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	66.00%	70.00%
Loans and customers' liability under acceptances [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	29.00%
Loans and customers' liability under acceptances [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	1.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 292,156	$ 259,414
Credit instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	36.00%
Credit instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	64.00%	59.00%
Credit instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member] | Europe – other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	3.00%
Credit instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 96,795	$ 49,929
Derivative financial instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	22.00%	25.00%
Derivative financial instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	33.00%	34.00%
Derivative financial instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	11.00%	13.00%
Derivative financial instruments [member] | Europe – other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	21.00%	18.00%
Derivative financial instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	13.00%	10.00%